SHARE-BASED COMPENSATION - Share based compensation related to preferred and ordinary shares (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based compensation
Share-based compensation expenses	¥ 1,538,287	¥ 2,252,589	¥ 2,955,590
Share-based compensation related to ordinary shares (c)
Share-based compensation
Share-based compensation expenses	0	0	432,485
Transfer of ordinary shares from employees to investors
Share-based compensation
Share-based compensation expenses	0	0	323,199
Repurchase of ordinary shares
Share-based compensation
Share-based compensation expenses	0	0	46,048
Repurchase of deemed issued shares
Share-based compensation
Share-based compensation expenses	0	0	63,238
Employee Stock Option [Member]
Share-based compensation
Share-based compensation expenses	¥ 1,504,025	¥ 2,252,589	¥ 2,523,105